Drilling rigs (Details) - Drilling units - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Cost	$ 4,128.2	$ 4,116.1
Accumulated depreciation	(1,599.4)	(1,378.1)
Net book value	2,528.8	2,738.0
Depreciation and amortization expense	$ 221.3	$ 221.9	$ 212.2